Note 7 - Commitments and Contingencies	6 Months Ended
Feb. 28, 2015
Notes
Note 7 - Commitments and Contingencies

Note 7 – Commitments and Contingencies

Rental Agreement:

On August 17, 2012, the Company leased a 10,410 square foot “industrial condominium” in Camarillo, California, for three years for monthly lease payments of $7,000 per month. There are no common area costs. All company operations are concentrated at the site.

Lease Commitments – as of February 28, 2015,remaining for the fiscal year:

Fiscal year endedAugust 31, 2015                             $  42,000